PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	As of December 31,
	2014	2015
Digital display network equipment	$49,427	$26,049
Gas station display network equipment	23,261	33,412
Software	10,367	9,959
Computer and office equipment	2,717	3,140
Vehicle	985	774
Leasehold improvement	209	218
Furniture and fixture	687	1,092

Less: accumulated depreciation	(52,272)	(26,305)

	$35,381	$48,339